Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 235,983	$ 226,524	$ 208,702
Other comprehensive gain (loss), net of tax
Foreign currency translation adjustment	6,211	(39,378)	(21,117)
Unrealized (loss) gain on cash flow hedging instruments	(965)	2,713	280
Reclassification of loss (gain) on cash flow hedging instruments into earnings	323	(1,993)
Unrealized gain (loss) on available-for-sale securities	14	(8)	1
Other comprehensive gain (loss)	5,583	(38,666)	(20,836)
Comprehensive income	241,566	187,858	187,866
Less: comprehensive income attributable to non-controlling interest	55,382	38,086	48,752
Comprehensive income attributable to Watsco, Inc.	$ 186,184	$ 149,772	$ 139,114